20. Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and contingencies

(i)            Operating leases

The Group has various operating lease agreements for office and industrial premises. Rental expenses for the years ended December 31, 2014, 2013 and 2012 were approximately US$293,000, US$277,000 and US$291,000, respectively. Future minimum rental payments as of December 31, 2014, under agreements classified as operating leases with non-cancellable terms amounted to US$390,000 of which US$240,000 are payable in the year 2015 and US$150,000 are payable within years 2016 to 2020.

(ii)           Banking facilities

As at December 31, 2014, 2013 and 2012, the Group had various banking facilities available for overdraft, import and export credits and foreign exchange contracts from which the Group can draw up to approximately US$1,660,000, US$1,538,000 and US$1,538,000 respectively, of which approximately US$68,000, US$690,000 and US$302,000 was utilised for issuance of bank guarantees.

(iii)          Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option.

(iv)          Litigation

a)    Shanghai Euro Tech Environmental Engineering Company Limited

Statements of claim were issued by Yu-Cheng Ling and Xue-Mei Huang (“Plaintiff A”), and Nian-Chong Luo and Li-Shan Cen (“Plaintiff B”) as the plaintiffs against Shanghai Euro Tech Environmental Engineering Company Limited (“SETEE”) as one of the ten defendants (“Defendants”) in civil claims at the People’s Court of TianDong Province, Guangxi, PRC.

Plaintiff A and Plaintiff B claimed against Defendants for total compensations of approximately US$64,000 and US$95,000, respectively, for their sons died in a serious fatal traffic accident in September 2010 on the ground that one of the drivers of the accident, (employee of SETEE’s sub-contractor) was performing SETEE’s jobs during the traffic accident and therefore SETEE is liable to assume joint and several liability. The case was heard in court on April 28, 2011. The Tian Dong People’s Court issued a verdict dated September 11, 2011 finding, among other things, that the Company was not liable. One of the Plaintiffs has appealed that verdict to the Baise Intermediate People’s Court, Guangxi Zhuang Autonomous Region, PRC in November 20, 2011. After the hearing on April 23, 2012, the appellate court issued a verdict dated May 10, 2012 finding, among other things, that the Company was not liable to joint and several liability with the driver, but to bear 30% of the liability of the civil engineer sub-contractor for the amount of US$52,000. Management decided to withdraw the appeal as the chance of success was remote. The Company has settled all the claims during the year.

b)    Yixing Pact Environemental Technology Co., Ltd

Statement of claim was issued by Zhang Qiu Song as the plaintiff against Yixing Pact Environmental Technology Co., Ltd as the defendant in civil claims at the People's Court of HuangBu District, Shanghai, PRC.

The total compensations of approximately US$77,000 for the labor dispute in court on March 26, 2015. The Shanghai People's Court issued a verdict dated March 26, 2015 finding that the Company was liable. The claim has been provided during the year.

ZHEJIANG TIANLAN
Commitments and contingencies

Operating leases

The Group has no rental expense during the year ended December 31, 2014 (2013 and 2012: RMB Nil). As of December 31, 2014, the Group has no future minimum lease payments under non-cancellable operating leases are payable in the year 2014.

ZHEJIANG JIAHUAN
Commitments and contingencies

Operating leases

The Group has no rental expense during the year ended December 31, 2014 (2013 and 2012: RMB Nil. As of December 31, 2014, the Group has no future minimum lease payments under non-cancellable operating leases are payable in the year 2014 and thereafter.